PROVISION FOR EMPLOYEE BENEFITS - Movements in provision for the post-employment benefit (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Movements in provisions
Balance at beginning	₺ 150,563
Balance at ending	153,780	₺ 150,563
Post-employment benefits
Movements in provisions
Balance at beginning	150,563	39,151
Charge for the year	48,252	65,236
Interest cost	21,504	17,990
Actuarial losses	22,071	108,441
Payments during the year	(35,363)	(29,923)
Monetary gain	(53,247)	(50,332)
Balance at ending	₺ 153,780	₺ 150,563